Note 9 - Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Tables/Schedules
Property, Plant and Equipment

Property and equipment consisted of the following:

	31-Mar-16	31-Dec-15

Vehicles	$146,268	$146,268
Tools	95,771	95,771
Office	109,447	109,447
Facility equipment	210,502	210,502

Total property and equipment	561,988	561,988

Accumulated depreciation	(419,851)	(398,987)
Property and equipment, net	$142,137	$163,001

Property and equipment consisted of the following:

	31-Dec-15	31-Dec-14

Vehicles	$146,268	$7,581
Tools	95,771	12,906
Office	109,447	79,963
Facility equipment	210,502	157,966

Total property and equipment	561,988	258,416

Accumulated depreciation	(398,987)	(219,796)
Property and equipment, net	$163,001	$38,620